Financial Instruments - Financial Assets and Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements or Similar Agreements (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of offsetting of financial assets liabilities [Line Items]
Gross amounts of recognized financial assets	$ 13,600	$ 9,723
Net amounts of financial assets presented in the statement of financial position	13,600	9,723
Related amount not set off in financial instruments, Financial instruments, financial assets	(646)	(4,392)
Net Amount, financial assets	12,954	5,331
Gross amounts of recognized financial liabilities	6,873	6,528
Net amounts of financial liabilities presented in the statement of financial position	6,873	6,528
Related amount not set off in financial instruments, Financial instruments, financial liabilities	(646)	(4,392)
Net Amount, financial liabilities	6,227	2,136
Derivatives [member]
Disclosure of offsetting of financial assets liabilities [Line Items]
Gross amounts of recognized financial assets	13,600	9,723
Net amounts of financial assets presented in the statement of financial position	13,600	9,723
Related amount not set off in financial instruments, Financial instruments, financial assets	(646)	(4,392)
Net Amount, financial assets	12,954	5,331
Gross amounts of recognized financial liabilities	6,873	6,528
Net amounts of financial liabilities presented in the statement of financial position	6,873	6,528
Related amount not set off in financial instruments, Financial instruments, financial liabilities	(646)	(4,392)
Net Amount, financial liabilities	$ 6,227	$ 2,136